FINANCIAL RISK MANAGEMENT - VAR by Risk Type (Details) - Price risk - PEN (S/) S/ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Consolidated VaR by Type Of Asset [Line Items]
Value at risk	S/ 135,461	S/ 11,301
Interest rate risk
Disclosure Of Consolidated VaR by Type Of Asset [Line Items]
Value at risk	163,982	9,274
Price risk
Disclosure Of Consolidated VaR by Type Of Asset [Line Items]
Value at risk	55,748	7,809
Volatility risk
Disclosure Of Consolidated VaR by Type Of Asset [Line Items]
Value at risk	708	463
Diversification effect
Disclosure Of Consolidated VaR by Type Of Asset [Line Items]
Value at risk	S/ (84,977)	S/ (6,245)